                          PRUCO LIFE INSURANCE COMPANY
                      STRATEGIC PARTNERS(SM) ANNUITY ONE 3

                        SUPPLEMENT, DATED MARCH 16, 2004
                                       TO
                         PROSPECTUS, DATED MAY 1, 2003

As an additional section within the Appendix to this prospectus, we add the following hypothetical illustration.

   APPENDIX B

HYPOTHETICAL ILLUSTRATIONS

The illustrations set out in the following tables depict hypothetical values based on the following salient assumptions:

      We assume that (i) the contract was issued to a male who was 60 years old on the contract date, (ii) he made a single purchase payment of $100,000 on the contract date, and (iii) he took no withdrawals during the time period illustrated.

      To calculate the contract values illustrated on the following pages, we start with certain hypothetical rates of return (i.e., gross rates of return equal to 0% and 10% annually). The hypothetical gross rates of return are first reduced by the arithmetic average fees of the mutual funds underlying the variable investment options. To compute the arithmetic average of the fees of the underlying mutual funds, we added the investment management fees, other expenses, and any 12b-1 fees of each underlying mutual fund and then divided that sum by the number of mutual funds within the annuity product. In other words, we assumed hypothetically that values are allocated equally among the variable investment options. If you allocated the contract value unequally among the variable investment options, that would affect the amount of mutual fund fees that you bear indirectly, and thereby would influence the values under the annuity contract. Based on the fees of the underlying mutual funds as of December 31, 2002 (not giving effect to the expense reimbursements or expense waivers that are described in the prospectus fee table), the arithmetic average fund fees were equal to 1.63% annually. If we did take expense reimbursements and waivers into account here, that would have lowered the arithmetic average, and thereby increased the illustrated values. The hypothetical gross rates of return are next reduced by the insurance and administrative charge associated with the selected death benefit option. Finally, the contract value is reduced by the annual charges for the optional benefits that are illustrated as well as by the contract maintenance charge.

      The hypothetical gross rates of return of 0% and 10% annually, when reduced by the arithmetic average mutual fund fees and the insurance and administrative charge, correspond to net annual rates of return of -2.61% and 7.13%, respectively. These net rates of return do not reflect the contract maintenance charge or the charges for optional benefits. If those charges were reflected in the above-referenced net returns, then the net returns would be lower.

      An 'N/A' in these columns indicates that the benefit cannot be exercised in that year.

      A '0' in these columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

      The values that you actually realize under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances. We will provide you with a personalized illustration upon request.

      Please see your prospectus for the meaning of the terms used here and for a description of how the various illustrated features operate.

STRATEGIC PARTNERS ANNUITY ONE
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS

MALE, ISSUE AGE 60
BENEFITS:
    GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH BENEFIT EARNINGS APPRECIATOR BENEFIT
    GUARANTEED MINIMUM INCOME BENEFIT
    INCOME APPRECIATOR BENEFIT
    CONTRACT WITHOUT CREDIT

10% ASSUMED RATE OF RETURN
--------------------------------------------------------------------------------

            PROJECTED VALUE                         DEATH BENEFIT(S)                       LIVING BENEFIT(S)
---------------------------------------   -------------------------------------   ------------------------------------
                                                                EAB                         IAB                GMIB
                                                    ---------------------------   ------------------------   ---------

                                           DEATH     EARNINGS      TOTAL DEATH                   AMOUNT        GMIB
       ANNUITANT   CONTRACT   SURRENDER   BENEFIT   APPRECIATOR   BENEFIT VALUE               AVAILABLE TO   PROTECTED
YEAR      AGE       VALUE       VALUE      VALUE      BENEFIT        AND EAB      IAB VALUE    ANNUITIZE       VALUE
----------------------------------------------------------------------------------------------------------------------
1         61       105,663     100,263    105,663       2,265        107,928           N/A          N/A       105,000
2         62       111,650     107,150    111,650       4,660        116,310           N/A          N/A       110,250
3         63       117,980     114,380    117,980       7,192        125,172           N/A          N/A       115,763
4         64       124,673     121,973    124,673       9,869        134,542           N/A          N/A       121,551
5         65       131,749     129,949    131,749      12,700        144,449           N/A          N/A       127,628
6         66       139,231     138,331    139,231      15,693        154,924           N/A          N/A       134,010
7         67       147,143     147,143    147,143      18,857        166,000         7,071      154,214       140,710
8         68       155,509     155,509    155,509      22,203        177,712         8,326      163,835       147,746
9         69       164,355     164,355    164,355      25,742        190,097         9,653      174,008       155,133
10        70       173,710     173,710    173,710      29,484        203,194        14,742      188,452       162,889
15        75       229,226     229,226    229,226      51,690        280,916        32,306      261,532       200,000
20        80       303,648     303,648    303,648      81,459        385,107        50,912      354,560       200,000
25        85       404,068     404,068    404,068     120,000        524,068        76,017      480,086       200,000
30        90       539,571     539,571    539,571     120,000        659,571       109,893      649,463       200,000
35        95       722,410     722,410    722,410     120,000        842,410       155,603      878,013       200,000
----------------------------------------------------------------------------------------------------------------------

               LIVING BENEFIT(S)
----  ------------------------------------
                      GMIB
      ------------------------------------
           GMIB         PROJECTED CONTRACT
        GUARANTEED        ANNUAL ANNUITY
       ANNUAL PAYOUT    PAYOUT FOR SINGLE
      FOR SINGLE LIFE      LIFE ANNUITY
       WITH 10 YEAR        WITH 10 YEAR
YEAR  PERIOD CERTAIN      PERIOD CERTAIN
----  ------------------------------------
1             N/A                N/A
2             N/A                N/A
3             N/A                N/A
4             N/A                N/A
5             N/A                N/A
6             N/A                N/A
7           7,691              9,422
8           8,340             10,258
9           9,048             11,170
10         10,571             12,408
15         15,834             19,621
20         19,107             29,517
25         23,964             44,974
30         29,409             65,601
35         36,602             94,630
-------------------------------------------------------------

0% ASSUMED RATE OF RETURN
--------------------------------------------------------------------------------

            PROJECTED VALUE                         DEATH BENEFIT(S)                       LIVING BENEFIT(S)
---------------------------------------   -------------------------------------   ------------------------------------
                                                                EAB                         IAB                GMIB
                                                    ---------------------------   ------------------------   ---------

                                           DEATH     EARNINGS      TOTAL DEATH                   AMOUNT        GMIB
       ANNUITANT   CONTRACT   SURRENDER   BENEFIT   APPRECIATOR   BENEFIT VALUE               AVAILABLE TO   PROTECTED
YEAR      AGE       VALUE       VALUE      VALUE      BENEFIT        AND EAB      IAB VALUE    ANNUITIZE       VALUE
----------------------------------------------------------------------------------------------------------------------
1         61        96,011      90,611    105,000          0         105,000          N/A           N/A       105,000
2         62        92,135      87,635    110,250          0         110,250          N/A           N/A       110,250
3         63        88,366      84,766    115,763          0         115,763          N/A           N/A       115,763
4         64        84,701      82,001    121,551          0         121,551          N/A           N/A       121,551
5         65        81,133      79,333    127,628          0         127,628          N/A           N/A       127,628
6         66        77,658      76,758    134,010          0         134,010          N/A           N/A       134,010
7         67        74,236      74,236    140,710          0         140,710            0        74,236       140,710
8         68        70,899      70,899    147,746          0         147,746            0        70,899       147,746
9         69        67,642      67,642    155,133          0         155,133            0        67,642       155,133
10        70        64,460      64,460    162,889          0         162,889            0        64,460       162,889
15        75        49,546      49,546    207,893          0         207,893            0        49,546       200,000
20        80        36,684      36,684    265,330          0         265,330            0        36,684       200,000
25        85        25,908      25,908    265,330          0         265,330            0        25,908       200,000
30        90        16,879      16,879    265,330          0         265,330            0        16,879       200,000
35        95         9,314       9,314    265,330          0         265,330            0         9,314       200,000
----------------------------------------------------------------------------------------------------------------------

               LIVING BENEFIT(S)
----  ------------------------------------
                      GMIB
      ------------------------------------
           GMIB         PROJECTED CONTRACT
        GUARANTEED        ANNUAL ANNUITY
       ANNUAL PAYOUT    PAYOUT FOR SINGLE
      FOR SINGLE LIFE      LIFE ANNUITY
       WITH 10 YEAR        WITH 10 YEAR
YEAR  PERIOD CERTAIN      PERIOD CERTAIN
----  ------------------------------------
1             N/A                N/A
2             N/A                N/A
3             N/A                N/A
4             N/A                N/A
5             N/A                N/A
6             N/A                N/A
7           7,323              4,536
8           7,896              4,439
9           8,518              4,342
10          9,694              4,244
15         13,632              3,717
20         15,230              3,054
25         17,364              2,427
30         18,980              1,705
35         20,586              1,004
---------------------------------------------------------------------------------

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The contract values and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 10% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

                            EXPLANATION OF HEADINGS

CONTRACT VALUE -- The projected total value of the annuity at the beginning of the period indicated, after all fees other than withdrawal charges have been deducted.

SURRENDER VALUE -- The projected cash value of the annuity after any applicable fees and withdrawal charges payable on surrender.

DEATH BENEFIT VALUE -- Greater of the contract value or purchase payments (adjusted for withdrawals) compounded at 5% annually up to the later of age 80 or 5 years from issue (for age 80-85 at issue, 3% annual roll-up for 5 years or the highest contract value (the "step-up") on any contract anniversary up to the later of age 80 or the fifth contract anniversary
(age 80-84 at issue will have only one step-up on the third contract anniversary) is payable to the beneficiary(s) on death of owner and/or joint owner. See the prospectus for more complete information.

TOTAL DEATH BENEFIT VALUE AND EAB -- The sum of the Death Benefit Value and the Earnings Appreciator Benefit.

EARNINGS APPRECIATOR BENEFIT (EAB) -- A supplemental death benefit based on 40% of earnings if issue age is 0-70; 25% for age 71-75; 15% for age 76-79, subject to a cap equal to 300% of purchase payments multiplied by the applicable benefit percentage. See prospectus for more complete information.

IAB VALUE -- Percentage of earnings in the contract upon IAB activation based on the length of time the contract is in force: 7-9 years, 15%; 10-14 years, 20%; 15+ years, 25%. See prospectus for more complete information.

AMOUNT AVAILABLE TO ANNUITIZE -- The contract value plus the IAB value. See prospectus for more complete information.

GMIB PROTECTED VALUE -- Purchase payments (adjusted for withdrawals) compounded at 5% annually up to the later of age 80 or 7 years from issue or last reset, subject to a 200% cap. See prospectus for more complete information.

GMIB GUARANTEED ANNUAL PAYOUT FOR SINGLE LIFE WITH 10-YEAR PERIOD CERTAIN -- The payout determined by applying the GMIB protected value (and IAB value if IAB is elected) to the GMIB guaranteed annuity purchase rates contained in the contract. The payout represents the minimum payout to be received when annuitizing the contract based on the illustrated assumptions. See the prospectus for more complete information.

PROJECTED CONTRACT ANNUAL ANNUITY PAYOUT FOR SINGLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN -- The hypothetical annuity payout based on the projected contract value (and IAB value if IAB is elected) calculated using the minimum payout rates guaranteed under the contract ("Guaranteed Minimum Payout Rates").

If the GMIB benefit is elected, the greater of the following would be paid at annuitization:

    (1) The GMIB Guaranteed Payout, or

    (2) The annuity payout available under the contract that is calculated based on the actual contract value at annuitization and the better of the Guaranteed Minimum Annuity Payout Rates or the Current Annuity Payout Rates in effect at the time of annuitization. To show how the GMIB rider works relative to the annuity payout available under the contract we included the Projected Contract Annuity Payout column which shows hypothetical annuity payouts based on the projected contract values and the Guaranteed Minimum Payout Rates. We did not illustrate any hypothetical annuity payouts based on Current Annuity Payout Rates because these rates are subject to change at any time; however, historically the annuity payout provided under such Current Annuity Payout Rates have been significantly higher than the annuity payout that would be provided under Guaranteed Minimum Annuity Payout Rates.

                          PRUCO LIFE INSURANCE COMPANY
                         STRATEGIC PARTNERS(SM) PLUS 3

                        SUPPLEMENT, DATED MARCH 16, 2004
                                       TO
                         PROSPECTUS, DATED MAY 1, 2003

As an additional section within the Appendix to this prospectus, we add the following hypothetical illustration.

   APPENDIX B

HYPOTHETICAL ILLUSTRATIONS

The illustrations set out in the following tables depict hypothetical values based on the following salient assumptions:

      We assume that (i) the contract was issued to a male who was 60 years old on the contract date, (ii) he made a single purchase payment of $100,000 on the contract date, and (iii) he took no withdrawals during the time period illustrated.

      To calculate the contract values illustrated on the following pages, we start with certain hypothetical rates of return (i.e., gross rates of return equal to 0% and 10% annually). The hypothetical gross rates of return are first reduced by the arithmetic average fees of the mutual funds underlying the variable investment options. To compute the arithmetic average of the fees of the underlying mutual funds, we added the investment management fees, other expenses, and any 12b-1 fees of each underlying mutual fund and then divided that sum by the number of mutual funds within the annuity product. In other words, we assumed hypothetically that values are allocated equally among the variable investment options. If you allocated the contract value unequally among the variable investment options, that would affect the amount of mutual fund fees that you bear indirectly, and thereby would influence the values under the annuity contract. Based on the fees of the underlying mutual funds as of December 31, 2002 (not giving effect to the expense reimbursements or expense waivers that are described in the prospectus fee table), the arithmetic average fund fees were equal to 1.48% annually. If we did take expense reimbursements and waivers into account here, that would have lowered the arithmetic average, and thereby increased the illustrated values. The hypothetical gross rates of return are next reduced by the insurance and administrative charge associated with the selected death benefit option. Finally, the contract value is reduced by the annual charges for the optional benefits that are illustrated as well as by the contract maintenance charge.

      The hypothetical gross rates of return of 0% and 10% annually, when reduced by the arithmetic average mutual fund fees and the insurance and administrative charge, correspond to net annual rates of return of -2.57% and 7.17%, respectively. These net rates of return do not reflect the contract maintenance charge or the charges for optional benefits. If those charges were reflected in the above-referenced net returns, then the net returns would be lower.

      An 'N/A' in these columns indicates that the benefit cannot be exercised in that year.

      A '0' in these columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

      The values that you actually realize under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances. We will provide you with a personalized illustration upon request.

      Please see your prospectus for the meaning of the terms used here and for a description of how the various illustrated features operate.

STRATEGIC PARTNERS PLUS
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS

MALE, ISSUE AGE 60
BENEFITS:
    GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH BENEFIT EARNINGS APPRECIATOR BENEFIT
    GUARANTEED MINIMUM INCOME BENEFIT
    INCOME APPRECIATOR BENEFIT
    CONTRACT WITHOUT CREDIT

10% ASSUMED RATE OF RETURN
--------------------------------------------------------------------------------

            PROJECTED VALUE                         DEATH BENEFIT(S)                       LIVING BENEFIT(S)
---------------------------------------   -------------------------------------   ------------------------------------
                                                                EAB                         IAB                GMIB
                                                    ---------------------------   ------------------------   ---------

                                           DEATH     EARNINGS      TOTAL DEATH                   AMOUNT        GMIB
       ANNUITANT   CONTRACT   SURRENDER   BENEFIT   APPRECIATOR   BENEFIT VALUE               AVAILABLE TO   PROTECTED
YEAR      AGE       VALUE       VALUE      VALUE      BENEFIT        AND EAB      IAB VALUE    ANNUITIZE       VALUE
----------------------------------------------------------------------------------------------------------------------
1         61       105,705     100,305    105,705       2,282        107,987           N/A          N/A       105,000
2         62       111,739     107,239    111,739       4,696        116,435           N/A          N/A       110,250
3         63       118,122     114,522    118,122       7,249        125,371           N/A          N/A       115,763
4         64       124,872     122,172    124,872       9,949        134,821           N/A          N/A       121,551
5         65       132,014     130,214    132,014      12,805        144,819           N/A          N/A       127,628
6         66       139,567     138,667    139,567      15,827        155,394           N/A          N/A       134,010
7         67       147,558     147,558    147,558      19,023        166,581         7,134      154,692       140,710
8         68       156,012     156,012    156,012      22,405        178,417         8,402      164,414       147,746
9         69       164,954     164,954    164,954      25,982        190,936         9,743      174,697       155,133
10        70       174,415     174,415    174,415      29,766        204,181        14,883      189,298       162,889
15        75       230,639     230,639    230,639      52,256        282,895        32,660      263,299       200,000
20        80       306,166     306,166    306,166      82,466        388,632        51,541      357,707       200,000
25        85       408,278     408,278    408,278     120,000        528,278        77,070      485,348       200,000
30        90       546,336     546,336    546,336     120,000        666,336       111,584      657,920       200,000
35        95       732,992     732,992    732,992     120,000        852,992       158,248      891,240       200,000
----------------------------------------------------------------------------------------------------------------------

               LIVING BENEFIT(S)
----  ------------------------------------
                      GMIB
      ------------------------------------
           GMIB         PROJECTED CONTRACT
        GUARANTEED        ANNUAL ANNUITY
       ANNUAL PAYOUT    PAYOUT FOR SINGLE
      FOR SINGLE LIFE      LIFE ANNUITY
       WITH 10 YEAR        WITH 10 YEAR
YEAR  PERIOD CERTAIN      PERIOD CERTAIN
----  ------------------------------------
1             N/A                N/A
2             N/A                N/A
3             N/A                N/A
4             N/A                N/A
5             N/A                N/A
6             N/A                N/A
7           7,694              9,452
8           8,345             10,294
9           9,053             11,214
10         10,579             12,463
15         15,858             19,753
20         19,155             29,779
25         24,055             45,467
30         29,569             66,455
35         36,874             96,056
-------------------------------------------------------------

0% ASSUMED RATE OF RETURN
--------------------------------------------------------------------------------

            PROJECTED VALUE                         DEATH BENEFIT(S)                       LIVING BENEFIT(S)
---------------------------------------   -------------------------------------   ------------------------------------
                                                                EAB                         IAB                GMIB
                                                    ---------------------------   ------------------------   ---------

                                           DEATH     EARNINGS      TOTAL DEATH                   AMOUNT        GMIB
       ANNUITANT   CONTRACT   SURRENDER   BENEFIT   APPRECIATOR   BENEFIT VALUE               AVAILABLE TO   PROTECTED
YEAR      AGE       VALUE       VALUE      VALUE      BENEFIT        AND EAB      IAB VALUE    ANNUITIZE       VALUE
----------------------------------------------------------------------------------------------------------------------
1         61        96,049      90,649    105,000          0         105,000          N/A           N/A       105,000
2         62        92,208      87,708    110,250          0         110,250          N/A           N/A       110,250
3         63        88,472      84,872    115,763          0         115,763          N/A           N/A       115,763
4         64        84,837      82,137    121,551          0         121,551          N/A           N/A       121,551
5         65        81,297      79,497    127,628          0         127,628          N/A           N/A       127,628
6         66        77,847      76,947    134,010          0         134,010          N/A           N/A       134,010
7         67        74,483      74,483    140,710          0         140,710            0        74,483       140,710
8         68        71,166      71,166    147,746          0         147,746            0        71,166       147,746
9         69        67,927      67,927    155,133          0         155,133            0        67,927       155,133
10        70        64,761      64,761    162,889          0         162,889            0        64,761       162,889
15        75        49,902      49,902    207,893          0         207,893            0        49,902       200,000
20        80        37,061      37,061    265,330          0         265,330            0        37,061       200,000
25        85        26,281      26,281    265,330          0         265,330            0        26,281       200,000
30        90        17,232      17,232    265,330          0         265,330            0        17,232       200,000
35        95         9,635       9,635    265,330          0         265,330            0         9,635       200,000
----------------------------------------------------------------------------------------------------------------------

               LIVING BENEFIT(S)
----  ------------------------------------
                      GMIB
      ------------------------------------
           GMIB         PROJECTED CONTRACT
        GUARANTEED        ANNUAL ANNUITY
       ANNUAL PAYOUT    PAYOUT FOR SINGLE
      FOR SINGLE LIFE      LIFE ANNUITY
       WITH 10 YEAR        WITH 10 YEAR
YEAR  PERIOD CERTAIN      PERIOD CERTAIN
----  ------------------------------------
1             N/A                N/A
2             N/A                N/A
3             N/A                N/A
4             N/A                N/A
5             N/A                N/A
6             N/A                N/A
7           7,323              4,551
8           7,896              4,456
9           8,518              4,360
10          9,694              4,264
15         13,632              3,744
20         15,230              3,085
25         17,364              2,462
30         18,980              1,741
35         20,586              1,038
---------------------------------------------------------------------------------

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The contract values and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 10% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

                            EXPLANATION OF HEADINGS

CONTRACT VALUE -- The projected total value of the annuity at the beginning of the period indicated, after all fees other than withdrawal charges have been deducted.

SURRENDER VALUE -- The projected cash value of the annuity after any applicable fees and withdrawal charges payable on surrender.

DEATH BENEFIT VALUE -- Greater of the contract value or purchase payments (adjusted for withdrawals) compounded at 5% annually up to the later of age 80 or 5 years from issue (for age 80-85 at issue, 3% annual roll-up for 5 years) or the highest contract value (the "step-up") on any contract anniversary up to the later of age 80 or the fifth contract anniversary (age 80-84 at issue will have only one step-up on the third contract anniversary) is payable to the beneficiary(s) on death of owner and/or joint owner. See the prospectus for more complete information.

EARNINGS APPRECIATOR BENEFIT (EAB) -- A supplemental death benefit based on 40% of earnings if issue age is 0-70; 25% for age 71-75; 15% for age 76-79, subject to a cap equal to 300% of purchase payments multiplied by the applicable benefit percentage. See prospectus for more complete information.

TOTAL DEATH BENEFIT VALUE AND EAB -- The sum of the Death Benefit and the Earnings Appreciator Benefit.

IAB VALUE -- Percentage of earnings in the contract upon IAB activation based on the length of time the contract is in force: 7-9 years, 15%; 10-14 years, 20%; 15+ years, 25%. See prospectus for more complete information.

AMOUNT AVAILABLE TO ANNUITIZE -- The contract value plus the IAB value. See prospectus for more complete information.

GMIB PROTECTED VALUE -- Purchase payments (adjusted for withdrawals) compounded at 5% annually up to the later of age 80 or 7 years from issue or last reset, subject to a 200% cap. See prospectus for more complete information.

GMIB GUARANTEED ANNUAL PAYOUT FOR SINGLE LIFE WITH 10-YEAR PERIOD CERTAIN -- The payout determined by applying the GMIB protected value (and IAB value if IAB is elected) to the GMIB guaranteed annuity purchase rates contained in the contract. The payout represents the minimum payout to be received when annuitizing the contract based on the illustrated assumptions. See the prospectus for more complete information.

PROJECTED CONTRACT ANNUAL ANNUITY PAYOUT FOR SINGLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN -- The hypothetical annuity payout based on the projected contract value (and IAB value if IAB is elected) calculated using the minimum payout rates guaranteed under the contract ("Guaranteed Minimum Payout Rates").

If the GMIB benefit is elected, the greater of the following would be paid at annuitization:

    (1) The GMIB Guaranteed Payout, or

    (2) The annuity payout available under the contract that is calculated based on the actual contract value at annuitization and the better of the Guaranteed Minimum Annuity Payout Rates or the Current Annuity Payout Rates in effect at the time of annuitization. To show how the GMIB rider works relative to the annuity payout available under the contract we included the Projected Contract Annuity Payout column which shows hypothetical annuity payouts based on the projected contract values and the Guaranteed Minimum Payout Rates. We did not illustrate any hypothetical annuity payouts based on Current Annuity Payout Rates because these rates are subject to change at any time; however, historically the annuity payout provided under such Current Annuity Payout Rates have been significantly higher than the annuity payout that would be provided under Guaranteed Minimum Annuity Payout Rates.